Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2016		$ 1,434,662	$ 1,584	$ 223,422	$ (9)	$ 62,948	$ 184,697	$ 931,930	$ 1,404,572	$ 30,090
Balance, shares at May. 31, 2016			157,439,397		939,990
Reissuance of treasury stock for the exercises of options		256		256					256
Reissuance of treasury stock for the exercises of options, shares			48,047		(48,047)
Reissuance of treasury stock for non-vested equity shares ("NES")				(2)	$ 2
Reissuance of treasury stock for non-vested equity shares ("NES"), shares			200,000		(200,000)
Share-based compensation expenses		20,287		20,287					20,287
Transfer to statutory reserves							35,278	(35,278)
Net income		276,796						274,457	274,457	2,339
Foreign currency translation adjustment		(47,440)				(46,331)			(46,331)	(1,109)
Unrealized gain on available-for-sale investments, net of tax effect		22,521				22,544			22,544	(23)
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions		12,996		5,163					5,163	7,833
Balance at May. 31, 2017		1,720,078	$ 1,584	249,126	$ (7)	39,161	219,975	1,171,109	1,680,948	39,130
Balance, shares at May. 31, 2017			157,687,444		691,943
Reissuance of treasury stock for the exercises of options		1		1					1
Reissuance of treasury stock for the exercises of options, shares			500		(500)
Reissuance of treasury stock for non-vested equity shares ("NES")				(6)	$ 6
Reissuance of treasury stock for non-vested equity shares ("NES"), shares			631,966		(631,966)
Share-based compensation expenses		57,443		57,443					57,443
Transfer to statutory reserves							43,543	(43,543)
Dividend declared	[1]	(71,384)						(71,153)	(71,153)	(231)
Net income		297,237						296,130	296,130	1,107
Foreign currency translation adjustment		79,293				76,344			76,344	2,949
Unrealized gain on available-for-sale investments, net of tax effect		129,545				129,381			129,381	164
Impact from reclassification of non-controlling interests and new non-controlling interests recognized in acquisitions		(111,769)		(113,784)					(113,784)	2,015
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions										2,015
Capital reduction of non-controlling interests		(92,373)		(63,721)					(63,721)	(28,652)
Balance at May. 31, 2018		$ 2,008,071	$ 1,584	129,059	$ (1)	244,886	263,518	1,352,543	1,991,589	16,482
Balance, shares at May. 31, 2018		158,379,387	158,319,910		59,477
Reissuance of treasury stock for non-vested equity shares ("NES"), shares			59,477		(59,477)
Issuance of treasury stock and common shares for NES			$ 4	(5)	$ 1
Issuance of treasury stock and common shares for NES, Shares			481,804
Shares repurchase		$ (55,962)		(55,952)	$ (10)				(55,962)
Shares repurchase, shares			(952,000)		952,000
Share-based compensation expenses		71,336		71,336					71,336
Transfer to statutory reserves							42,011	(42,011)
Net income		227,846						238,065	238,065	(10,219)
Foreign currency translation adjustment		(190,358)				(188,982)			(188,982)	(1,376)
Unrealized gain on available-for-sale investments, net of tax effect		19,483				19,018			19,018	465
Capital contribution from non-controlling interests		20,498		15,181					15,181	5,317
Change in non-controlling interests resulting from Koolean Holding's initial public offering ("IPO"), net of issuance cost		233,347		139,211					139,211	94,136
Reclassification of redeemable non-controlling interests		206,624		145,690					145,690	60,934
Purchase of non-controlling interests		(16,886)		(15,190)					(15,190)	(1,696)
Non-controlling interests arising from acquisitions		288								288
Disposal of a subsidiary		(291)		(371)					(371)	80
Cumulative-effect adjustment upon adoption of ASU 2016-01 (as disclosed in Note 2) at May. 31, 2019						(97,929)		97,929
Cumulative-effect adjustment upon adoption of ASC Topic 606 (as disclosed in Note 2) at May. 31, 2019		1,101						1,101	1,101
Balance at May. 31, 2019		$ 2,525,097	$ 1,588	$ 428,959	$ (10)	$ (23,007)	$ 305,529	$ 1,647,627	$ 2,360,686	$ 164,411
Balance, shares at May. 31, 2019		158,801,714	157,849,714		952,000

[1]	On July 25, 2017, the Company declared a special cash dividend in the amount of US$0.45 per American Depositary Shares (the “ADS”). The aggregate amount of cash dividend paid was US$71,153, which was funded by retained earnings. The dividend was fully paid on October 6, 2017 to shareholders of record at the close of business on September 1, 2017.